Cash Flow Information	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure Of Cash Flow Information [Abstract]
Cash Flow Information
31. Cash flow information
(i) Debt reconciliation

	Borrowings	lease liabilities	Debentures	Total
Total debt as of January 1, 2019	469,609	148,494	406,538	1,024,641
Acquisitions / Issuance	—	105,694	400,000	505,694
Payments	(74,853)	(26,194)	—	(101,047)
Net foreign exchange differences	—	6,460	—	6,460
Interest accrued	20,869	12,447	29,284	62,600
Interest paid	(16,386)	—	—	(16,386)

Total debt as of September 30, 2019	399,239	246,901	835,822	1,481,962

Total debt as of January 1, 2020	382,078	255,406	835,230	1,472,714

Acquisitions / Issuance	—	45,129	—	45,129
Write-off	—	(78,322)	—	(78,322)
Payments	(84,895)	(45,903)	(400,000)	(530,798)
Repurchase (Note 15)	—	—	(64,717)	(64,717)
Revaluation (Note 11(c))	—	(10,050)	—	(10,050)
Net foreign exchange differences	—	32,675	—	32,675
Interest accrued	10,281	15,648	20,128	46,057
Interest paid	(10,067)	—	(51,948)	(62,015)

Total debt as of September 30, 2020	297,397	214,583	338,693	850,673

(ii)
Non-cash
investing and financing activities
Non-cash
investing and financing activities disclosed in other notes are: (i) related to business acquisitions through accounts payables and contingent consideration—see note 2(f)—28,183, and (ii) related to Acquisition of investment in associates through accounts payables and contingent consideration—see note 10—492,800.

35. Cash flow information
(i) Debt reconciliation

	Borrowings	Lease liabilities	Debentures	Total
Total debt as of January 1, 2017	—	—	—	—

Acquisitions / Issuance	826,000	—	—	826,000
Net foreign exchange differences	35,116	—	—	35,116
Interest accrued	5,908	—	—	5,908

Total debt as of January 1, 2018	867,024	—	—	867,024
Acquisitions / Issuance	325,370	—	400,000	725,370
Payments	(689,634)	—	—	(689,634)
Net foreign exchange differences	(35,091)	—	—	(35,091)
Interest accrued	56,125	—	6,538	62,663
Interest paid	(54,185)	—	—	(54,185)

Total debt as of December 31, 2018	469,609	—	406,538	876,147
Change in accounting policy (Note 3.xxi)	—	148,494	—	148,494

Total debt as of January 1, 2019	469,609	148,494	406,538	1,024,641
Acquisitions / Issuance	—	124,196	400,000	524,196
Payments	(85,353)	(37,979)	(11,815)	(135,147)
Net foreign exchange differences	—	3,085	—	3,085
Interest accrued	26,250	17,610	40,507	84,367
Interest paid	(28,428)	—	—	(28,428)

Total debt as of December 31, 2019	382,078	255,406	835,230	1,472,714